UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	53,271,772	53,246,715	52,951,379
Common stock, shares outstanding	53,173,708	53,172,484	52,896,374
Treasury stock, shares	98,064	74,231	55,005